Consolidated Real Estate and Accumulated Depreciation and Depletion (Tables)	12 Months Ended
Dec. 31, 2020
Real Estate [Abstract]
Schedule III Real Estate and Accumulated Depreciation and Depletion

FRP HOLDINGS, INC.

SCHEDULE III (CONSOLIDATED)-REAL ESTATE & ACCUMULATED DEPRECIATION AND DEPLETION (dollars in thousands)

DECEMBER 31, 2020

County	Encumb- rances	Initial cost to Company	Cost capitalized subsequent to acquisition	Gross amount at which carried at end of period (a)	Accumulated Depreciation & Depletion	Year Of Constr- uction	Date Acquired	Depreciation Life Computed on:
Mining Royalty Lands
Alachua, FL		$1,442	$0	$1,442	$179	n/a	4/86	unit
Clayton, GA		369	0	369	5	n/a	4/86	unit
Fayette, GA		685	200	885	126	n/a	4/86	unit
Lake, FL		403	0	403	158	n/a	4/86	unit
Lake, FL		1,083	0	1,083	1,010	n/a	4/86	unit
Lake Louisa, FL		11,039	0	11,039	0	n/a	5/12	unit
Lee, FL		4,489	13	4,502	270	n/a	4/86	unit
Monroe, GA		792	0	792	300	n/a	4/86	unit
Muscogee, GA		369	(45)	324	324	n/a	4/86	unit
Prince William, VA		298	0	298	298	n/a	4/86	unit
Putnam, FL		15,002	37	15,039	4,837	n/a	4/86	unit
Putnam, FL		123	(2)	121	104	n/a	4/86	5 yr.
Spalding, GA		20	0	20	0	n/a	4/86	n/a
Marion, FL		1,180	5	1,185	600	n/a	4/86	unit
Investment Property		16	0	16	0	n/a	4/86	n/a
	0	37,310	208	37,518	8,211
Asset Management Properties
Duval, FL		198	0	198	39	n/a	4/86	25 yr.
Baltimore Co, MD		439	5,165	5,604	3,269	1990	10/89	39 yr.
Harford, MD		40	8,627	8,667	501	2019	2/19	32 yr.
	0	677	13,792	14,469	3,809
Development Properties
Carroll, MD		4,720	4,421	9,141	0	n/a	3/08	n/a
Baltimore City, MD		750	7,317	8,067	241	2018	12/10	39 yr.
Harford, MD		11,250	4	11,254	0	n/a	11/20	n/a
Washington D.C.		2,957	5,046	8,003	1,916	n/a	4/86	15 yr.
Washington D.C.		3,811	4,669	8,480	636	n/a	10/97	n/a
	0	23,488	21,457	44,945	2,793

Residential Rental Properties
Washington D.C.	89,964	6,165	142,981	149,146	19,435	2016	07/17	39 yr.

GRAND TOTALS	$89,964	$67,640	$178,438	$246,078	$34,248

(a) The aggregate cost for Federal income tax purposes is $87,596.

Real Estate and Accumulated Depreciation and Depletion

FRP HOLDINGS, INC.

SCHEDULE III (CONSOLIDATED) - REAL ESTATE AND

ACCUMULATED DEPRECIATION AND DEPLETION

(In thousands)

	Years ended December 31,
	2020	2019	2018

Gross Carrying Cost of Real Estate:

Balance at beginning of period	$240,128	241,413	243,165

Additions during period:
Amounts capitalized	17,227	10,353	7,025

Deductions during period:
Cost of real estate sold	(11,060)	(11,630)	(8)
Other	(217)	(8)	(8,769)

Balance at close of period	$246,078	240,128	241,413

Accumulated Depreciation & Depletion:

Balance at beginning of period	$29,788	27,921	26,228

Additions during period:
Charged to cost & expense	5,689	5,697	5,609

Deductions during period:
Real estate sold	(1,112)	(3,822)	—
Other	(117)	(8)	(3,916)

Balance at close of period	$34,248	29,788	27,921